Securities	12 Months Ended
Dec. 31, 2025
Disclosure Securities Abstract
Securities

12. Securities

a) Financial instruments at fair value through profit and loss ("FVTPL")

	2025					2024
			Maturities
Financial instruments at FVTPL	Gross Book Value (i)	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value

Government bonds
Latin America	175,744	175,302	-	-	175,302	492,552
Total government bonds	175,744	175,302	-	-	175,302	492,552

Corporate bonds and other instruments
Bill of credit (LC)	3	3	-	2	1	10
Certificate of bank deposits	5,265	5,241	-	3,234	2,007	1,365
Real estate and agribusiness letter of credit	607	606	-	482	124	1,283
Corporate bonds and debentures	3,247	3,249	-	2	3,247	5,904
Equity instrument (ii)	22,109	27,120	27,120	-	-	12,900
Investment funds	29,517	29,517	29,517	-	-	100,199
Notes	817,431	818,885	-	818,885	-	51,029
Total corporate bonds and other instruments	878,179	884,621	56,637	822,605	5,379	172,690
Total financial instruments at FVTPL	1,053,923	1,059,923	56,637	822,605	180,681	665,242
(i)	The Gross Book Value represents the gross carrying amount of the financial instruments. For the purposes of these Financial Statements, Gross Book Value is defined as the sum of the principal amount and accrued interest as of the reporting date, before any deductions for impairment, provisions, or other adjustments.

(ii)	Refers mainly to an investment in Jupiter, a neobank for consumers in India, an investment in Din Global ("dBank"), a Pakistani fintech company and in Tempo Labs Inc, a North American fintech. As of December 31, 2025, the total fair value of these investments corresponded to US$26,700 (US$12,900 as of December 31, 2024), classified as level 3 in the fair value hierarchy, as described in note 29.

	2025		2024
	Amounts in		Amounts in
Financial instruments at FVTPL	Original Currency	US$	Original Currency	US$

Currency:
Brazilian Reais	1,177,913	214,337	3,691,084	597,882
U.S. Dollars	831,385	831,385	54,460	54,460
Others (ii)	1,260,835	14,200	1,103,724	12,900
Total		1,059,923		665,242

b) Financial instruments at fair value through other comprehensive income ("FVTOCI")

	2025					2024
			Maturities
Financial instruments at FVTOCI	Gross Book Value (i)	Fair Value	No maturity	Up to 12 months	Over 12 months	Fair Value

Government bonds (ii)
Latin America	11,518,870	11,525,845	-	1,215,233	10,310,612	8,279,684
North America	-	-	-	-	-	177,006
Total government bonds	11,518,870	11,525,845	-	1,215,233	10,310,612	8,456,690

Corporate bonds and other instruments
Certificate of bank deposits	210,971	211,471	-	16,036	195,435	-
Corporate bonds and debentures	206,190	183,143	-	74,941	108,202	1,120,206
Investment funds	41,173	41,600	41,600	-	-	23,221
Time deposit	187,693	187,683	-	180,378	7,305	303,970
Real estate and agribusiness certificate of receivables	7,332	7,334	-	-	7,334	9,430
Total corporate bonds and other instruments	653,359	631,231	41,600	271,355	318,276	1,456,827
Total financial instruments at FVTOCI	12,172,229	12,157,076	41,600	1,486,588	10,628,888	9,913,517
(i)	The Gross Book Value represents the gross carrying amount of the financial instruments. For the purposes of these Financial Statements, Gross Book Value is defined as the sum of the principal amount and accrued interest as of the reporting date, before any deductions for impairment, provisions, or other adjustments.

(ii)	As of December 2025, the balance of government securities held by the subsidiaries for regulatory purposes, as required by the Central Bank of Brazil was zero (US$51,128 as of December 31, 2024). The Group has opted to maintain only compulsory reserves at the Central Bank of Brazil (see Note 15) to meet these regulatory requirements. It also includes government and time deposits securities margins pledged by the Group for transactions on the stock exchange in the amount of US$297,274 (US$350,193 as of December 31, 2024). Government bonds are classified as Level 1 in the fair value hierarchy, as described in note 29.

	2025		2024
	Amounts in		Amounts in
Financial instruments at FVTOCI	Original Currency	US$	Original Currency	US$

Currency:
Brazilian Reais	58,240,612	10,597,681	56,819,567	9,203,636
U.S. Dollars	187,683	187,683	262,699	262,699
Mexican Pesos	4,003,565	222,321	8,729,908	419,159
Colombian Pesos	4,338,625,279	1,149,390	123,458,969	28,023
Total		12,157,076		9,913,517

The Group has corporate bonds and debentures classified as FVTOCI, for which it has recorded an ECL movement for the year ended December 31, 2025, in the amount of US$25,445 (US$ 541 as of December 31, 2024).

The following table shows reconciliations from the opening to the closing balance of the expected credit loss by the stages during the year ended on December 31, 2025. There was no transfer between stages during the year ended on December 31, 2024 and 2023 all the exposure was classified as Stage 1.

	2025
	Stage 1	Stage 2	Stage 3	Total

Loss allowance of financial assets at FVTOCI at beginning of year	1,869	—	—	1,869
Net increase of loss allowance	(541)	—	25,986	25,445
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(541)	—	25,986	25,445
Effect of changes in exchange rates (OCI)	(4)	—	(1,534)	(1,538)
Loss allowance of financial assets at FVTOCI at end of the year	1,324	—	24,452	25,776

c) Financial instruments at amortized cost

	2025				2024
		Maturities
Financial instruments at amortized cost	Carrying amount	No maturity	Up to 12 months	Over 12 months	Carrying amount (i)

Government bonds (i)
Latin America (ii)	1,089,695	-	998,405	91,290	544,896
Europe	1,053,194	-	580,586	472,608	197,645
Asia-Pacific	958,248	-	268,269	689,979	138,897
Total government bonds	3,101,137	-	1,847,260	1,253,877	881,438

Corporate bonds and other instruments
Corporate bonds and debentures	40,367	-	40,367	-	3,980
Total sovereign bonds and other instruments	40,367	-	40,367	-	3,980
Total financial instruments at amortized cost	3,141,504	-	1,887,627	1,253,877	885,418
(i)	As of December 31, 2025, includes US$899,809 (US$201,494 as of December 31, 2024) held by the subsidiaries as guarantee pledged to the margin loan, see details in note 24.
(ii)	Carrying amount of the Latin America government bonds comprises the amortized cost (principal plus accrued interest) adjusted for fair value hedge basis adjustments related to hedged interest rate risk. See note 20.

	2025		2024
	Amounts in		Amounts in
Financial instruments at amortized cost	Original Currency	US$	Original Currency	US$

Currency:
Mexican Pesos	11,830,793	656,974	7,003,292	336,257
Brazilian Reais	11,275,922	2,051,809	1,244,752	201,625
Colombian Pesos	1,633,400,166	432,721	919,186,238	208,639
U.S. Dollars	-	-	138,897	138,897
Total		3,141,504		885,418

The Group has recorded an ECL in the amount of US$855 as of December 31, 2025 (as of December 31, 2024 the balance was zero) and the exposure was classified as Stage 1. There was no transfer between stages during the years ended on December 31, 2025, 2024 and 2023.